FAIR VALUE MEASUREMENTS - Plan's assets at fair value (Details) - 401K RETIREMENT SAVINGS PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 24,532,924	$ 23,829,037
Investments in the fair value hierarchy
FAIR VALUE MEASUREMENTS
Investments, at fair value	23,414,689	22,636,991
Investments in the fair value hierarchy | Mutual funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	18,136,397	14,302,455
Investments in the fair value hierarchy | Unitized stock fund
FAIR VALUE MEASUREMENTS
Investments, at fair value	5,278,292	8,334,536
Level 1
FAIR VALUE MEASUREMENTS
Investments, at fair value	23,414,689	22,636,991
Level 1 | Mutual funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	18,136,397	14,302,455
Level 1 | Unitized stock fund
FAIR VALUE MEASUREMENTS
Investments, at fair value	5,278,292	8,334,536
Investments measured at NAV | Collective investment trusts
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 1,118,235	$ 1,192,046